GOODWILL (Details)					12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Technology Company Focusing On Hotel Customer reviews CNY	Dec. 31, 2014 Offline travel agency CNY	Dec. 31, 2014 Online Trip Package Service Provider CNY	Jan. 31, 2014 Online Trip Package Service Provider CNY	Dec. 31, 2014 B2B hotel reservation company CNY	Dec. 31, 2013 B2B hotel reservation company CNY	Jan. 31, 2014 B2B hotel reservation company CNY	Dec. 31, 2014 Wholesaler operated hotel reservation and air ticketing services CNY	Dec. 31, 2013 Wholesaler operated hotel reservation and air ticketing services CNY	Aug. 31, 2013 Wholesaler operated hotel reservation and air ticketing services CNY	Dec. 31, 2014 Others CNY	Dec. 31, 2013 Others CNY
Changes in the carrying amount of goodwill
Balance at beginning of year	$ 305,016,876	1,892,507,708	972,531,184	822,585,341				207,981,890			208,000,000			44,000,000
Acquisition (Disposal)					366,884,722	330,669,958	207,981,890		1,400,000	72,406,431		3,656,496	43,993,740
Acquisition (Disposal) of others															9,383,458	33,545,672
Balance at end of period	$ 305,016,876	1,892,507,708	972,531,184	822,585,341		330,669,958		207,981,890			208,000,000			44,000,000
Percentage of interest purchased								51.00%				43.00%		100.00%